Leases (Details) - Schedule of Finance and Operating Lease Liabilities - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities – current
Finance leases	$ 72	$ 122
Operating leases	928	745
Total lease liabilities - current	1,000	867
Lease liabilities – net of current portion
Finance leases	25	96
Operating leases	1,020	823
Total lease liabilities - noncurrent	$ 1,045	$ 919